Other Non-current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities, Noncurrent [Abstract]
Income taxes payable	$ 195.8	$ 199.2
Contingent consideration payable	456.4	435.4
Other non-current liabilities	146.6	102.1
Other noncurrent liabilities, total	$ 798.8	$ 736.7